Reclamation and remediation obligations (Tables)	12 Months Ended
Dec. 31, 2021
Reclamation And Remediation Obligations
Schedule of changes to asset retirement obligation liability

The following table describes the changes to the Company’s reclamation and remediation obligation liability:

	December 31, 2021	December 31, 2020
	$’000	$’000
Reclamation and remediation obligation - beginning of year	$5,139	$5,803
Change in estimate	983	(677)
Accretion expense	66	13
Reclamation and remediation obligation - end of year	$6,188	$5,139